Income taxes - Tax losses expiration (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Unrecognized deferred tax asset	$ 125,339,663	$ 97,434,627	$ 67,048,378
Non-capital losses carried forward
Income taxes
Unrecognized deferred tax asset	117,277,753	91,857,418	64,266,641
Non-capital losses carried forward | 2036
Income taxes
Unrecognized deferred tax asset	1,368,251
Non-capital losses carried forward | 2037
Income taxes
Unrecognized deferred tax asset	5,394,543
Non-capital losses carried forward | 2038
Income taxes
Unrecognized deferred tax asset	636,497
Non-capital losses carried forward | 2039
Income taxes
Unrecognized deferred tax asset	9,573,962
Non-capital losses carried forward | 2040
Income taxes
Unrecognized deferred tax asset	15,090,248
Non-capital losses carried forward | 2041
Income taxes
Unrecognized deferred tax asset	26,175,446
Non-capital losses carried forward | 2042
Income taxes
Unrecognized deferred tax asset	33,618,471
Non-capital losses carried forward | 2043
Income taxes
Unrecognized deferred tax asset	25,420,335
Scientific Research & Experimental Development
Income taxes
Unrecognized deferred tax asset	$ 7,707,728	$ 5,080,385	$ 2,037,231